SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
SHARE CAPITAL
Schedule of common share transactions

	Number of shares	Share capital
		Thousand USD
The Company
Ordinary shares of USD0.0001 each
Authorized:
On August 19, 2013 and December 31, 2013	500,000,000	—

Issued:
On August 19, 2013 and December 31, 2013	339,196,670	—

Issued at IPO	50,830,000	5

On December 31, 2014 and 2015	390,026,670	5
Issued:
On July 15, 2016	29,519,844	3

On December 31, 2016 and 2017	419,546,514	8